Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		$ 15,876	$ 14,971	[1]
Financial assets at fair value through profit or loss		118	139	[1]
Financial assets at fair value through OCI		649	498	[1]
Total		16,642	15,608	[1]
Financial liabilities at amortized cost		98,880	101,975	[1]
Financial liabilities at fair value through profit or loss		6,058	5,565	[1]
Financial liabilities at fair value through OCI		723	689	[1]
Total		105,662	108,229	[1]
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		21,284	21,983	[1]
Financial liabilities at fair value through profit or loss		741	762	[1]
Total		22,026	22,746	[1]
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		73,592	78,880	[1]
Financial liabilities at fair value through profit or loss		571
Total		74,163	78,880	[1]
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		3,987	1,029	[1]
Total		3,987	1,029	[1]
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		17	83	[1]
Total		17	83	[1]
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss		4,718	4,763	[1]
Total		4,718	4,763	[1]
Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	[1]		16
Financial liabilities at fair value through OCI		164	171	[1]
Total		164	187	[1]
Commodity derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI		145	271	[1]
Total		145	271	[1]
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss		3
Financial liabilities at fair value through profit or loss		10	3	[1]
Financial liabilities at fair value through OCI	[1]		2
Total		10	5	[1]
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		73,920	79,108	[1]
Financial liabilities at fair value through profit or loss		876	473	[1]
Financial liabilities at fair value through OCI		151	168	[1]
Total		74,947	79,749	[1]
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		24,961	22,867	[1]
Financial liabilities at fair value through profit or loss		5,182	5,092	[1]
Financial liabilities at fair value through OCI		573	521	[1]
Total		30,715	28,480	[1]
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		10,332	9,973	[1]
Total		10,332	9,973	[1]
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		5,517	4,973	[1]
Total		5,517	4,973	[1]
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		27	25	[1]
Financial assets at fair value through profit or loss		67	97	[1]
Financial assets at fair value through OCI		151	149	[1]
Total		245	272	[1]
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Total		3
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI		52	63	[1]
Total		52	63	[1]
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI		131	101	[1]
Total		131	101	[1]
Foreign exchange derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss		48	41	[1]
Financial assets at fair value through OCI		315	186	[1]
Total		363	227	[1]
Financial liabilities at fair value through profit or loss		18	20	[1]
Financial liabilities at fair value through OCI		414	245	[1]
Total		432	265	[1]
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		473	522	[1]
Financial assets at fair value through profit or loss		0	15	[1]
Financial assets at fair value through OCI		195	193	[1]
Total		668	730	[1]
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		15,403	14,450	[1]
Financial assets at fair value through profit or loss		118	124	[1]
Financial assets at fair value through OCI		454	305	[1]
Total		$ 15,975	$ 14,878	[1]

[1]	Amended to conform to 2023 presentation.